SEGMENTED INFORMATION - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 16,924,000,000	$ 13,276,000,000	$ 32,132,000,000	$ 25,907,000,000
Interest expense	1,833,000,000	1,066,000,000	3,449,000,000	2,103,000,000
Funds From Operations From Equity Accounted Investments	624,000,000	625,000,000	1,219,000,000	1,246,000,000
Realized disposition gains in fair value changes or equity	7,000,000	95,000,000	239,000,000	515,000,000
Realized disposition gains related to prior periods	0	0	100,000,000	400,000,000
Realized disposition gains recorded directly in equity	$ 0	89,000,000	$ 163,000,000	89,000,000
Number of operating business groups	5		5
Number of reportable segments	7		7
Realized Disposition Gain (Loss), in Fair Value Changes	$ 18,000,000	6,000,000	$ 18,000,000	25,000,000
Asset management
Disclosure of operating segments [line items]
Revenue	61,000,000	18,000,000	107,000,000	81,000,000
Private Equity
Disclosure of operating segments [line items]
Revenue	10,738,000,000	8,678,000,000	19,882,000,000	16,793,000,000
Funds From Operations From Equity Accounted Investments	85,000,000	201,000,000	152,000,000	341,000,000
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	654,000,000	489,000,000	1,235,000,000	1,032,000,000
Intersegment interest income and other revenues	3,000,000	5,000,000	20,000,000	10,000,000
Interest expense	11,000,000	7,000,000	(27,000,000)	13,000,000
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	500,000,000	400,000,000	1,000,000,000	800,000,000
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	107,000,000	126,000,000	201,000,000	231,000,000
Revenue from construction contracts	$ 102,000,000	$ 122,000,000	$ 193,000,000	$ 224,000,000